SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2026
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Products covered standard assurance warranty	1 year
Acquired Technolog [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of revenue	3.00%